N-4	May 29, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	PACIFIC LIFE INSURANCE CO
Entity Central Index Key	0001080429
Entity Investment Company Type	N-4
Document Period End Date	May 29, 2026
Amendment Flag	false
Item 3. Key Information [Line Items]
Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year if you have elected the Income Guard and/or the Return of Purchase Payments (“ROP”) Death Benefit.

There is an implicit ongoing fee on the Index-Linked Options (“ILOs”) to the extent that your participation in Index gains is limited by us through the use of the applicable Crediting Strategy of the ILO. This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses through the ILO Protection Level. This implicit ongoing fee is not reflected in the tables below.
ANNUAL FEES	MINIMUM	MAXIMUM
Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.30%( (1)	1.50%(2)

(1)    As a percentage of your Contract Value each Contract Anniversary.

(2)    As a percentage of the Protected Payment Base each Contract Anniversary. The current charge for new elections of this Rider is disclosed below in this Rate Sheet Prospectus Supplement.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges and negative Contract adjustments that substantially increase costs.

Lowest Annual Cost: $0	Highest Annual Cost: $1,619.70
Assumes: ● Investment of $100,000	Assumes: ● Investment of $100,000
● 5% annual appreciation ● No optional benefits ● No sales charges ● No additional purchase payments, transfers, or withdrawals

●      5% annual appreciation

●      Most expensive combination of optional benefits (Income Guard and ROP Death Benefit)

●      No sales charges

●      No additional purchase payments, transfers, or withdrawals

●      0% Interim Value Calculation and Adjustment

Optional Benefits Minimum [Percent]	0.30%	[1]
Optional Benefits Maximum [Percent]	1.50%	[2]
Optional Benefits Footnotes [Text Block]	As a percentage of your Contract Value each Contract Anniversary.As a percentage of the Protected Payment Base each Contract Anniversary. The current charge for new elections of this Rider is disclosed below in this Rate Sheet Prospectus Supplement.
Index-Linked Option, Implicit Ongoing Fees [Text Block]	There is an implicit ongoing fee on the Index-Linked Options (“ILOs”) to the extent that your participation in Index gains is limited by us through the use of the applicable Crediting Strategy of the ILO. This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses through the ILO Protection Level. This implicit ongoing fee is not reflected in the tables below.
Index-Linked Option, Implicit Ongoing Fees Return may be Lower than the Index Return [Text Block]	This means that your returns may be lower than the Index’s returns.
Index-Linked Option, Implicit Ongoing Fees Provide Some Protection from Index Losses [Text Block]	In return for accepting this limit on Index gains, you will receive some protection from Index losses through the ILO Protection Level.
Index-Linked Option, Implicit Ongoing Fees Not Reflected [Text Block]	This implicit ongoing fee is not reflected in the tables below.
Lowest and Highest Annual Cost [Table Text Block]	Lowest Annual Cost: $0Highest Annual Cost: $1,619.70

Assumes:

●      Investment of $100,000

Assumes:

●         Investment of $100,000

● 5% annual appreciation ● No optional benefits ● No sales charges ● No additional purchase payments, transfers, or withdrawals

●      5% annual appreciation

●      Most expensive combination of optional benefits (Income Guard and ROP Death Benefit)

●      No sales charges

●      No additional purchase payments, transfers, or withdrawals

●      0% Interim Value Calculation and Adjustment

Lowest Annual Cost [Dollars]	$ 0
Highest Annual Cost [Dollars]	$ 1,619.7
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]

The current annual Rider charge is the following:

Rider Name	Annual Rider Charge Percentage
Income Guard (single or joint option)	1.50%(1)

(1) As a percentage of the Protected Payment Base each Contract Anniversary.

Income Guard (single or joint option) [Member]
Item 4. Fee Table [Line Items]
Other Annual Expense (of Other Amount), Maximum [Percent]	1.50%	[3]
Other Annual Expense, Footnotes [Text Block]	As a percentage of the Protected Payment Base each Contract Anniversary.

[1]	As a percentage of your Contract Value each Contract Anniversary.
[2]	As a percentage of the Protected Payment Base each Contract Anniversary. The current charge for new elections of this Rider is disclosed below in this Rate Sheet Prospectus Supplement.
[3]	As a percentage of the Protected Payment Base each Contract Anniversary.